CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Net loss	$ (142,298)	$ (432,350)
Other Comprehensive income (loss), net of tax:
Reclassification adjustment for amortization of unrecognized prior service credits included in net periodic pension costs, net of tax of $0.05 million for each of the nine months ended September 30, 2011 and 2012	(83)	(81)
Reclassification adjustment for amortization of unrecognized actuarial loss included in net periodic pension costs, net of tax of ($1.9) million and ($8.1) million for the nine months ended September 30, 2011 and 2012, respectively	2,947	3,246
Gains (losses) on investments, net of tax of $0.2 million and ($0.1) million for the nine months ended September 30, 2011 and 2012, respectively	189	(227)
Other comprehensive income	3,053	2,938
Comprehensive loss	(139,245)	(429,412)
Comprehensive (income) loss attributable to noncontrolling interest	(643)	2,942
Total comprehensive loss	$ (139,888)	$ (426,470)